Share-Based Compensation - Schedule of Exercise Prices for Outstanding Options (Details) - Outstanding Option [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Schedule of Number And Weighted Average Exercise Prices [Line Items]
Number of options, Outstanding	145,324	7,884
Weighted average exercise price, Outstanding	$ 26.35	$ 416.82
Weighted average remaining term, Outstanding	5 years 7 months 13 days	6 years 2 months 19 days
Number of options, Expired during the year | shares
Weighted average exercise price, Expired during the year	$ (19.61)
Weighted average remaining term, Expired during the year
Number of options, Forfeited during the year	(2,819)	(1,467)
Weighted average exercise price, Forfeited during the year
Weighted average remaining term, Forfeited during the year
Number of options, Exercised during the year
Weighted average exercise price, Exercised during the year
Weighted average remaining term, Exercised during the year
Number of options, Granted during the year	1,033,579	138,907
Weighted average exercise price, Granted during the year	$ 0.76	$ 5.3
Weighted average remaining term, Granted during the year
Number of options, Outstanding	1,176,084	145,324
Weighted average exercise price, Outstanding	$ 1.2	$ 26.35
Weighted average remaining term, Outstanding	5 years 4 months 13 days	5 years 7 months 13 days
Number of options, Exercisable	9,267	2,630
Weighted average exercise price, Exercisable
Weighted average remaining term, Exercisable